Financial instruments classification - Summary of financial instruments of the consolidated statements of financial position (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	S/ 1,919,768	S/ 1,714,641
Financial assets, debt instruments measured at fair value through other comprehensive income	20,724,892	21,246,569
Financial assets, equity instruments measured at fair value through other comprehensive income	458,268	444,878
Financial assets at amortized cost	67,579,297	61,651,344
Total	90,682,225	85,057,432
Financial liabilities at fair value through profit or loss	61,153
Financial liabilities	163,441	145,395
Financial liabilities at amortized cost	83,963,514	79,189,802
Total	84,126,955	79,335,197
Deposits And Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	53,768,028	49,188,234
Total	53,768,028	49,188,234
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		119,712
Total		119,712
Due To Banks And Correspondents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	7,562,057	9,025,930
Total	7,562,057	9,025,930
Bonds Notes And Other Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	6,075,433	5,551,629
Total	6,075,433	5,551,629
Due from customers on acceptances
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	9,163	40,565
Total	9,163	40,565
Insurance And Reinsurance Contract Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	12,524,320	12,207,536
Total	12,524,320	12,207,536
Other accounts payable and other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	163,441	145,395
Financial liabilities at amortized cost	4,024,513	3,056,196
Total	4,187,954	3,201,591
Cash and due from banks [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	12,615,226	9,818,711
Total	12,615,226	9,818,711
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	220,060	524,915
Total	220,060	524,915
Financial Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	1,776,567	1,556,540
Financial assets, debt instruments measured at fair value through other comprehensive income	20,724,892	21,246,569
Financial assets, equity instruments measured at fair value through other comprehensive income	458,268	444,878
Financial assets at amortized cost	3,898,198	3,474,004
Total	26,857,925	26,721,991
Loans Net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	49,229,448	46,520,382
Total	49,229,448	46,520,382
Due from customers on acceptances [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	9,163	40,565
Total	9,163	40,565
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	143,201	158,101
Financial assets at amortized cost	1,588,600	1,246,480
Total	1,731,801	1,404,581
Reinsurance Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	18,602	26,287
Total	S/ 18,602	S/ 26,287